CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

	Shares		Fair Value

93.17%	COMMON STOCKS
2.32%	COMMUNICATIONS SERVICES
	AMC Networks - Class A *	4,940	$176,704
17.78%	CONSUMER DISCRETIONARY

	Big Lots, Inc.	5,350	229,675
	Chico's FAS, Inc.	98,680	156,901
	Cooper Tire & Rubber Co.	7,630	309,015
	Perdoceo Education Corp.*	19,140	241,738
	Qurate Retail, Inc. - Class A*	21,760	238,707
	Urban Outfitters, Inc.*	6,990	178,944

			1,354,980
1.43%	CONSUMER STAPLES

	Fresh Del Monte Produce Inc.	4,530	109,037
0.98%	ENERGY
	KLX Energy Services Holdings, Inc.*	11,560	74,678
26.67%	FINANCIALS
	CIT Group Inc.	8,140	292,226
	Community Trust Bancorp, Inc.	6,540	242,307
	CVB Financial Corp.	13,160	256,620
	First Hawaiian, Inc.	14,670	345,919
	Hancock Whitney Corp.	11,470	390,209
	Stewart Information Services Corp.	5,850	282,906
	Westamerica Bancorp.	4,020	222,266

			2,032,453
4.14%	HEALTHCARE

	Change Healthcare, Inc.*	16,910	315,371
17.65%	INDUSTRIALS

	Forward Air Corp.	3,840	295,066
	HNI Corp.	6,310	217,443
	Pitney Bowes Inc.	46,120	284,099
	Stericycle, Inc.*	4,800	332,784
	Thermon Group Holdings, Inc.*	13,800	215,694
			1,345,086
14.02%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	6,810	352,962
	EVERTEC, Inc.	7,820	307,482
	NCR Corp.*	10,880	408,762

			1,069,206
8.18%	MATERIALS

	Compass Minerals International, Inc.	4,750	293,170
	Sealed Air Corp.	7,220	330,604

			623,774

93.17%	TOTAL COMMON STOCKS		7,101,289
0.83%	PREFERRED STOCKS

0.83%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc., Preferred, 8.000%	640	63,360

0.83%	TOTAL PREFERRED STOCKS		63,360

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Shares	Fair Value
5.74%	MONEY MARKET FUNDS

	Federated Institutional Prime Obligations Fund
	Institutional Class 0.08%**	436,990	437,194

99.74%	TOTAL INVESTMENTS		7,601,843
0.26%	Other assets, net of liabilities		19,931
100.00%	NET ASSETS		$7,621,774

*Non-income producing

**Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$7,101,289	$-	$-	$7,101,289
Preferred Stocks	63,360			63,360
Money Market Funds	437,194	-	-	437,194
Total Investments	$7,601,843	$-	$-	$7,601,843

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.

At December 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,857,596 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,815,964
Gross unrealized depreciation	(71,717)
Net unrealized appreciation	$1,744,247